INCOME TAXES (Details 2) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss	$ (2,358,044)	$ (2,531,144)	$ (1,862,928)
Less: valuation allowance	2,358,044	2,531,144	1,862,928
Net deferred tax asset
Less: valuation allowance	$ (2,358,044)	$ (2,531,144)	$ (1,862,928)